Schedule of Investments (unaudited)	iShares® Core U.S. REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.5%
Alexander & Baldwin Inc.	135,331	$2,694,440
Alpine Income Property Trust Inc.	20,265	378,347
American Assets Trust Inc.	92,126	2,784,969
Armada Hoffler Properties Inc.	124,308	1,762,687
Broadstone Net Lease Inc.	315,613	7,154,947
Empire State Realty Trust Inc., Class A(a)	256,703	2,189,677
Essential Properties Realty Trust Inc.	242,722	5,854,455
Gladstone Commercial Corp.	71,566	1,499,308
Global Net Lease Inc.	194,309	2,932,123
iStar Inc.	123,216	2,058,939
One Liberty Properties Inc.	30,600	849,150
STORE Capital Corp.	475,995	13,813,375
WP Carey Inc.(a)	354,217	31,631,578
		75,603,995
Health Care REITs — 10.5%
CareTrust REIT Inc.	179,603	3,708,802
Community Healthcare Trust Inc.	44,156	1,719,876
Diversified Healthcare Trust	437,220	756,391
Global Medical REIT Inc.	113,969	1,388,142
Healthcare Realty Trust Inc.	711,064	18,665,430
Healthpeak Properties Inc.	1,010,419	27,917,877
LTC Properties Inc.	72,592	3,041,605
Medical Properties Trust Inc.	1,112,706	19,183,051
National Health Investors Inc.	82,103	5,323,558
Omega Healthcare Investors Inc.	440,299	13,649,269
Physicians Realty Trust	419,502	7,454,551
Sabra Health Care REIT Inc.	429,149	6,604,603
Universal Health Realty Income Trust	23,940	1,290,366
Ventas Inc.(a)	748,146	40,235,292
Welltower Inc.	851,781	73,542,772
		224,481,585
Hotel & Resort REITs — 3.4%
Apple Hospitality REIT Inc.	400,006	6,672,100
Ashford Hospitality Trust Inc.(a)(b)	63,236	551,418
Braemar Hotels & Resorts Inc.	125,814	652,975
Chatham Lodging Trust(b)	89,023	1,082,520
DiamondRock Hospitality Co.(b)	390,296	3,621,947
Hersha Hospitality Trust, Class A(a)(b)	57,726	581,878
Host Hotels & Resorts Inc.(a)	1,326,424	23,623,611
Park Hotels & Resorts Inc.(a)	432,670	6,745,325
Pebblebrook Hotel Trust	242,125	4,735,965
RLJ Lodging Trust	305,744	3,818,743
Ryman Hospitality Properties Inc.(b)	100,297	8,880,296
Service Properties Trust	308,477	2,017,440
Summit Hotel Properties Inc.(b)	195,078	1,531,362
Sunstone Hotel Investors Inc.(b)	401,962	4,554,230
Xenia Hotels & Resorts Inc.(b)	212,927	3,496,261
		72,566,071
Industrial REITs — 15.0%
Americold Realty Trust Inc.	503,580	16,492,245
Duke Realty Corp.	718,689	44,961,184
EastGroup Properties Inc.(a)	77,066	13,142,836
First Industrial Realty Trust Inc.	246,808	12,821,676
Indus Realty Trust Inc.	9,827	600,233
Industrial Logistics Properties Trust	120,832	1,211,945
LXP Industrial Trust	526,032	5,770,571
Plymouth Industrial REIT Inc.	70,398	1,355,865
Prologis Inc.	1,385,308	183,636,428
Security	Shares	Value

Industrial REITs (continued)
Rexford Industrial Realty Inc.(a)	309,471	$20,242,498
STAG Industrial Inc.	336,093	11,017,128
Terreno Realty Corp.	138,541	8,679,594
		319,932,203
Office REITs — 7.7%
Alexandria Real Estate Equities Inc.	303,579	50,327,327
Boston Properties Inc.	293,651	26,769,225
Brandywine Realty Trust	316,679	2,960,949
City Office REIT Inc.	79,916	1,126,816
Corporate Office Properties Trust(a)	209,470	5,896,580
Cousins Properties Inc.	278,160	8,581,236
Creative Media & Community Trust Corp	25,454	179,451
Douglas Emmett Inc.	317,011	7,494,140
Easterly Government Properties Inc.	169,661	3,439,028
Franklin Street Properties Corp., Class C(a)	181,500	687,885
Highwoods Properties Inc.	194,881	6,931,917
Hudson Pacific Properties Inc.	263,741	3,966,665
JBG SMITH Properties	215,846	5,491,122
Kilroy Realty Corp.	217,740	11,797,153
Office Properties Income Trust	89,071	1,850,895
Orion Office REIT Inc.	105,976	1,159,377
Paramount Group Inc.	348,463	2,735,434
Piedmont Office Realty Trust Inc., Class A	228,968	3,150,600
Postal Realty Trust Inc., Class A	32,533	549,157
SL Green Realty Corp.	117,641	5,840,876
Veris Residential Inc.(b)	159,903	2,230,647
Vornado Realty Trust	330,695	10,049,821
		163,216,301
Residential REITs — 19.8%
American Campus Communities Inc.	259,499	16,950,475
American Homes 4 Rent, Class A(a)	568,278	21,526,371
Apartment Income REIT Corp.	293,888	13,324,882
Apartment Investment & Management Co., Class A(b)	278,183	2,314,482
AvalonBay Communities Inc.(a)	261,757	56,000,293
Bluerock Residential Growth REIT Inc., Class A	53,438	1,403,816
BRT Apartments Corp.	22,095	507,964
Camden Property Trust	194,240	27,407,264
Centerspace	28,475	2,445,718
Clipper Realty Inc.	22,822	205,626
Equity LifeStyle Properties Inc.(a)	332,763	24,464,736
Equity Residential	693,992	54,402,033
Essex Property Trust Inc.	121,782	34,894,196
Independence Realty Trust Inc.	413,110	9,171,042
Invitation Homes Inc.	1,143,571	44,633,576
Mid-America Apartment Communities Inc.	215,136	39,957,209
NexPoint Residential Trust Inc.(a)	42,136	2,803,729
Sun Communities Inc.(a)	224,800	36,858,208
UDR Inc.	594,483	28,772,977
UMH Properties Inc.	92,076	1,962,140
Washington Real Estate Investment Trust	162,574	3,604,266
		423,611,003
Retail REITs — 14.9%
Acadia Realty Trust(a)	176,141	3,017,295
Agree Realty Corp.	138,125	10,993,369
Alexander’s Inc.	3,940	959,429
Brixmor Property Group Inc.	558,818	12,953,401
CBL & Associates Properties Inc.	49,663	1,529,124
Cedar Realty Trust Inc.	19,746	573,819
Federal Realty Investment Trust	147,615	15,589,620

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Getty Realty Corp.	79,764	$2,340,276
InvenTrust Properties Corp.	126,053	3,613,939
Kimco Realty Corp.	1,131,696	25,021,799
Kite Realty Group Trust	406,166	8,078,642
Macerich Co. (The)	400,473	4,249,019
National Retail Properties Inc.	328,698	15,649,312
Necessity Retail REIT Inc	248,322	1,934,428
NETSTREIT Corp.(a)	89,420	1,833,110
Phillips Edison & Co. Inc.(a)	213,224	7,258,145
Realty Income Corp.	1,128,299	83,482,843
Regency Centers Corp.(a)	321,065	20,686,218
Retail Opportunity Investments Corp.	224,219	3,914,864
RPT Realty	155,481	1,690,078
Saul Centers Inc.(a)	22,112	1,156,015
Simon Property Group Inc.	611,360	66,418,150
SITE Centers Corp.	362,421	5,294,971
Spirit Realty Capital Inc.	250,776	11,119,408
Tanger Factory Outlet Centers Inc.	189,102	3,076,690
Urban Edge Properties	212,926	3,498,374
Urstadt Biddle Properties Inc., Class A	55,225	1,016,140
Whitestone REIT	87,191	979,155
		317,927,633
Specialized REITs — 24.8%
CubeSmart	418,794	19,210,081
Digital Realty Trust Inc.	532,339	70,508,300
EPR Properties	138,852	7,471,626
Equinix Inc.(a)	170,374	119,898,999
Extra Space Storage Inc.(a)	248,297	47,057,247
Farmland Partners Inc.(a)	85,586	1,270,096
Four Corners Property Trust Inc.(a)	149,287	4,363,659
Gaming and Leisure Properties Inc.	443,261	23,045,139
Gladstone Land Corp.(a)	59,717	1,618,928
Iron Mountain Inc.	540,886	26,227,562
Security	Shares	Value

Specialized REITs (continued)
Lamar Advertising Co., Class A	161,999	$16,371,619
Life Storage Inc.	157,613	19,841,901
National Storage Affiliates Trust(a)	159,163	8,728,499
Outfront Media Inc.	272,634	5,032,824
Public Storage	293,053	95,655,430
Safehold Inc.	40,425	1,723,722
VICI Properties Inc.	1,802,756	61,636,228
		529,661,860
Total Long-Term Investments — 99.6%
(Cost: $2,106,534,615)		2,127,000,651

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	48,297,202	48,292,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	7,100,000	7,100,000

Total Short -Term Investments — 2.6%
(Cost: $55,389,638)		55,392,373

Total Investments in Securities — 102.2%
(Cost: $2,161,924,253)		2,182,393,024
Liabilities in Excess of Other Assets — (2.2)%		(46,489,450)

Net Assets — 100.0%		$2,135,903,574

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,621,730	$44,671,127	(a)	$—		$(3,103)	$2,619	$48,292,373	48,297,202	$12,138	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,350,000	—		(25,000	)(a)	—	—	7,100,000	7,100,000	11,849		—
						$(3,103)	$2,619	$55,392,373		$23,987		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones US Real Estate Index	226	09/16/22	$8,773	$533,725

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,127,000,651	$—	$—	$2,127,000,651
Money Market Funds	55,392,373	—	—	55,392,373
	$2,182,393,024	$—	$—	$2,182,393,024
Derivative financial instruments(a)
Assets
Futures Contracts	$533,725	$—	$—	$533,725

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

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